FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United States dollars [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency weakens by 10%	$ (124)	$ (328)
South africa rands [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency weakens by 10%	1,998	1,502
Japanese yen [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency weakens by 10%	$ (1)	$ 621